American Funds Insurance Series® Prospectus Supplement February 1, 2021 (for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares prospectuses dated May 1, 2020, as supplemented to date)

1. The information under the heading “Portfolio managers” in the “Management” section of the prospectus for International Fund is amended to read as follows:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Sung Lee Vice President	14 years	Partner – Capital Research Global Investors
Renaud H. Samyn Vice President	6 years	Partner – Capital Research Global Investors
Nicholas J. Grace	2 years	Partner – Capital Research Global Investors
Jesper Lyckeus	13 years	Partner – Capital Research Global Investors
Christopher Thomsen	14 years	Partner – Capital Research Global Investors

2. The table under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectuses is amended to read as follows:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Co-President and Trustee	Partner – Capital International Investors Investment professional for 35 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 15 years
Alan N. Berro Co-President	Partner – Capital World Investors Investment professional for 34 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 20 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 33 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 21 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 14 years International Growth and Income Fund — 12 years
Keiko McKibben Vice President	Partner – Capital Research Global Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 6 years (plus 10 years of prior experience as an investment analyst for the fund)
Renaud H. Samyn Vice President	Partner – Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 6 years (plus 5 years of prior experience as an investment analyst for the fund)
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 23 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Growth-Income Fund — 15 years (plus 5 years of prior experience as an investment analyst for the fund)
Growth Fund — 1 year (plus 9 years of prior experience as an investment analyst for the fund)

Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 33 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed income portfolio manager for: Global Balanced Fund — 9 years
Pramod Atluri	Partner – Capital Fixed Income Investors Investment professional for 22 years in total; 4 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Bond Fund — 4 years
Aline Avzaradel	Partner – Capital International Investors Investment professional for 18 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 1 year
Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Michael Beckwith	Vice President – Capital Research Global Investors Investment professional for 18 years in total; 1 year with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 1 year
Paul Benjamin	Partner – Capital World Investors Investment professional for 15 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years (plus 12 years of prior experience as an investment analyst for the fund)
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 20 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: American Funds Mortgage Fund — 6 years U.S. Government/AAA-Rated Securities Fund — 5 years
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 13 years
Grant L. Cambridge	Partner – Capital International Investors Investment professional for 27 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Mark L. Casey	Partner – Capital International Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 3 years (plus 11 years of prior experience as an investment analyst for the fund)
Tom Chow	Partner – Capital Fixed Income Investors Investment professional for 31 years in total; 5 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 5 years
Michael Cohen	Partner – Capital World Investors Investment professional for 29 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 2 years
Patrice Collette	Partner – Capital World Investors Investment professional for 26 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 5 years (plus 14 years of prior experience as an investment analyst for the fund)
Andrew A. Cormack	Vice President – Capital Fixed Income Investors Investment professional for 16 years in total; 2 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital World Bond Fund — 1 year

David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Asset Allocation Fund — 11 years High-Income Bond Fund — 11 years (plus 9 years of prior experience as an investment analyst for the fund)
Oliver V. Edmonds	Vice President – Capital Fixed Income Investors Investment professional for 17 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: American Funds Mortgage Fund — Less than 1 year
Peter Eliot	Partner – Capital International Investors Investment professional for 25 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 4 years
Charles E. Ellwein	Partner – Capital Research Global Investors Investment professional for 24 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 5 years (plus 8 years of prior experience as an investment analyst for the fund)
Paul Flynn	Partner – Capital World Investors Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years Global Balanced Fund — 7 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 14 years
Bradford F. Freer	Partner – Capital Research Global Investors Investment professional for 28 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Small Capitalization Fund — 2 years
New World Fund — 3 years (plus 13 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 6 years (plus 6 years of prior experience as an investment analyst for the fund)
Joyce E. Gordon	Partner – Capital Research Global Investors Investment professional for 40 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Nicholas J. Grace	Partner – Capital Research Global Investors Investment professional for 31 years in total; 27 years with Capital Research and Management Company or affiliate

Serves as an equity portfolio manager for:
International Fund — 2 years (plus 9 years of prior experience as an investment analyst for the fund)

New World Fund — 8 years (plus 8 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 4 years

David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 32 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Income Builder — Less than 1 year Bond Fund — 13 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 33 years in total; 30 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Global Balanced Fund — 1 year Capital World Bond Fund — 14 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 28 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Growth Fund — 7 years (plus 10 years of prior experience as an investment analyst for the fund)
New World Fund — Less than 1 year (plus 8 years of prior experience as an investment analyst for the fund)

Winnie Kwan	Partner – Capital Research Global Investors Investment professional for 24 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year (plus 2 years of prior experience as an investment analyst for the fund) Capital Income Builder — Less than 1 year
Harold H. La	Partner – Capital Research Global Investors Investment professional for 22 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 12 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital International Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 13 years
Jin Lee	Partner – Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 2 years
Steven D. Lotwin	Partner – Capital Fixed Income Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Ultra-Short Bond Fund — 2 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 38 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 13 years Capital Income Builder — Less than 1 year
Robert W. Lovelace	Partner – Capital International Investors Investment professional for 35 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 13 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 12 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Income Builder — Less than 1 year American Funds Mortgage Fund — 9 years U.S. Government/AAA-Rated Securities Fund — 10 years
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 44 years in total; 40 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Asset Allocation Fund — 14 years
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Global Balanced Fund — 9 years Capital World Bond Fund — 7 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 6 years (plus 9 years of prior experience as an investment analyst for the fund)
Piyada Phanaphat	Partner – Capital World Investors Investment professional for 18 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 4 years (plus 9 years of prior experience as an investment analyst for the fund)
Anne-Marie Peterson	Partner – Capital World Investors Investment professional for 26 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years (plus 11 years of prior experience as an investment analyst for the fund)

John R. Queen	Partner – Capital Fixed Income Investors Investment professional for 30 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Asset Allocation Fund — 4 years
Caroline Randall	Partner – Capital Research Global Investors Investment professional for 23 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 1 year
Andraz Razen	Partner – Capital World Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 7 years (plus 3 years of prior experience as an investment analyst for the fund)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 12 years Capital Income Builder — Less than 1 year
William L. Robbins	Partner – Capital International Investors Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 8 years (plus 12 years of prior experience as an investment analyst for the fund)
Anirudh Samsi	Partner – Capital World Investors Investment professional for 24 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 2 years
Alex Sheynkman	Partner – Capital Research Global Investors Investment professional for 23 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 2 years
Akira Shiraishi	Partner – Capital International Investors Investment professional for 23 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 1 year
Lawrence R. Solomon	Partner – Capital Research Global Investors Investment professional for 36 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 2 years
Kirstie Spence	Partner – Capital Fixed Income Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: New World Fund — Less than 1 year (plus 9 years of prior experience as an investment analyst for the fund)
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 27 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 11 years
Tomonori Tani	Partner – Capital World Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 2 years Global Balanced Fund — 3 years
James Terrile	Partner – Capital Research Global Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 8 years
Lisa Thompson	Partner – Capital International Investors Investment professional for 32 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 14 years New World Fund — Less than 1 year

Tara L. Torrens	Partner – Capital Fixed Income Investors Investment professional for 17 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 2 years
Ritchie Tuazon	Partner – Capital Fixed Income Investors Investment professional for 20 years in total; 9 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 5 years
Bradley J. Vogt	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Shannon Ward	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 3 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 3 years
Steven T. Watson	Partner – Capital International Investors Investment professional for 33 years in total; 30 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Gregory W. Wendt	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 8 years (plus 14 years of prior experience as an investment analyst for the fund)
Alan J. Wilson	Partner – Capital World Investors Investment professional for 35 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 6 years
Philip Winston	Partner – Capital International Investors Investment professional for 35 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 6 years

Keep this supplement with your prospectus.

Lit. No. INA8BS-098-0221P CGD/8024-S82635

American Funds Insurance Series® Prospectus Supplement February 1, 2021 (for Class P1 and Class P2 shares prospectuses dated May 1, 2020, as supplemented to date)

The following information under the heading “Portfolio managers of the underlying funds” in the “Management” section of the prospectus for Managed Risk International Fund is amended to read as follow:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the International Fund	Primary title with investment adviser
Sung Lee Vice President	14 years	Partner – Capital Research Global Investors
Renaud H. Samyn Vice President	6 years	Partner – Capital Research Global Investors
Nicholas J. Grace	2 years	Partner – Capital Research Global Investors
Jesper Lyckeus	13 years	Partner – Capital Research Global Investors
Christopher Thomsen	14 years	Partner – Capital Research Global Investors

Keep this supplement with your prospectus.

Lit. No. INP8BS-033-0221P CGD/8024-S82634

American Funds Insurance Series®

Statement of Additional

Information Supplement

February 1, 2021

(for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares statement of additional information dated May 1, 2020, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section is amended solely with respect to the fund listed below to read as follows. Footnotes to the table remain unchanged.

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
International Fund
Sung Lee	3	$275.7	3	$1.37	None
Renaud H. Samyn	None		None		None
Nicholas J. Grace	5	$239.3	2	$2.22	None
Jesper Lyckeus	2	$172.9	2	$1.28	None
Christopher Thomsen	3	$219.6	2	$1.31	None

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-097-0221P CGD/8024-S82633